Condensed Consolidated Balance Sheets £ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 219,000	$ 4,228,000
Marketable Investments	214,000
Prepaid expenses	1,168,000	1,505,000
Total current assets	1,601,000	5,733,000
Intangible asset				5,000
Operating lease right-of-use assets, net	319,000
Property, plant, and equipment, net	50,000
Prepaid Expenses and other long-term assets	1,335,000	1,491,000
Total assets	3,305,000	7,224,000		5,000
Current liabilities
Accounts payable	1,064,000	215,000
Accrued expenses and other current liabilities		200,000
Accrued expenses and other current liabilities	665,000	601,000
Accrued professional fees	141,000	361,000		2,246,000
Accrued payroll		40,000		338,000
Option liability				1,417,000
Convertible promissory note payable	800,000	800,000
Operating lease liability, current portion	144,000
Notes payable, current portion	183,000	185,000		175,000
Total current liabilities	2,856,000	1,801,000		4,176,000
Convertible notes payable, carried at fair value				1,835,000
Liability related to the sale of future revenue				4,083,000
Derivative warrant liability	32,000	142,000
Operating lease liability, non-current portion	141,000
Deferred commission payable	5,738,000	5,738,000
Total liabilities	8,767,000	7,681,000		10,094,000
Stockholders’ deficit
Common stock, par value $0.0001; 250,000,000 shares and 400,000,000 shares authorized at December 31, 2023 and December 31, 2022, respectively, 73,829,536 shares and 64,626,430 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	7,000	7,000	[1]	6,000	[1]
Preferred stock, par value $0.0001; 1,000,000 shares and nil shares authorized at December 31, 2023 and December 31, 2022, respectively; nil shares issued and outstanding at December 31, 2023 and December 31, 2022
Additional paid-in capital	14,378,000	10,424,000
Accumulated deficit	(20,234,000)	(11,299,000)		(10,770,000)
Accumulated other comprehensive income	387,000	411,000		675,000
Total stockholders’ deficit	(5,462,000)	(457,000)		(10,089,000)	[2]
Total liabilities and stockholders’ deficit	$ 3,305,000	$ 7,224,000		$ 5,000

[1]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[2]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.